Report Of The Directors Financial Review Risk Report	6 Months Ended
Jun. 30, 2018
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,506,500	(1,488)	109,542	(2,435)	15,309	(5,738)	1,054	(242)	1,632,405	(9,903)
Transfers of financial instruments:	(2,401)	(430)	(408)	635	2,809	(205)	—	—	—	—
– transfers from Stage 1 to Stage 2	(41,853)	120	41,853	(120)	—	—	—	—	—	—
– transfers from Stage 2 to Stage 1	40,963	(537)	(40,963)	537	—	—	—	—	—	—
– transfers to Stage 3	(1,730)	18	(2,126)	263	3,856	(281)	—	—	—	—
– transfers from Stage 3	219	(31)	828	(45)	(1,047)	76	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	360	—	(347)	—	(36)	—	—	—	(23)
Net new lending and changes to risk parameters	94,406	13	(11,384)	(155)	(1,000)	(614)	(526)	17	81,496	(739)
Changes to models used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(1,154)	1,133	(1)	1	(1,155)	1,134
Foreign exchange and other	(30,700)	83	(1,273)	99	(355)	(23)	(183)	98	(32,511)	257
At 30 Jun 2018	1,567,805	(1,462)	96,477	(2,203)	15,609	(5,483)	344	(126)	1,680,235	(9,274)
ECL income statement (charge)/release for the period		373		(502)		(650)		17		(762)
Recoveries										261
Total ECL income statement charge for the period										(501)
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point in time assessment of the probability of default of financial instruments, whereas IFRS 9 stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit impaired financial instruments there is no direct relationship between the credit quality assessment and IFRS 9 stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.

Quality classification definitions
•
‘Strong’ exposures demonstrate a strong capacity to meet financial commitments, with negligible or low probability of default.
•
‘Good’ exposures demonstrate a good capacity to meet financial commitments, with low default risk.
•
‘Satisfactory’ exposures require closer monitoring and demonstrate an average to fair capacity to meet financial commitments, with moderate default risk.
•
‘Sub-standard’ exposures require varying degrees of special attention and default risk is of greater concern.
•
‘Credit-impaired’ exposures have been assessed as impaired.

The five credit quality classifications defined above each encompass a range of granular internal credit rating grades assigned to wholesale and retail lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table below. Under IAS 39 retail lending credit quality was disclosed based on expected-loss percentages. Under IFRS 9 retail lending credit quality is now disclosed based on a 12-month probability-weighted ‘PD’. The credit quality classifications for wholesale lending are unchanged and are based on internal credit risk ratings.

Credit quality classification
	Debt securities and other bills	Wholesale lending		Retail lending
	External credit rating	Internal credit rating	12-month Basel probability of default %	Internal credit rating	12-month probability- weighted PD %
Quality classification
Strong	A- and above	CRR1 to CRR2	0.000–0.169	Band 1 and 2	0.000–0.500
Good	BBB+ to BBB-	CRR3	0.170–0.740	Band 3	0.501–1.500
Satisfactory	BB+ to B and unrated	CRR4 to CRR5	0.741–4.914	Band 4 and 5	1.501–20.000
Sub-standard	B- to C	CRR6 to CRR8	4.915–99.999	Band 6	20.001–99.999
Credit-impaired	Default	CRR9 to CRR10	100.000	Band 7	100.000

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		476,789	247,732	225,242	17,939	14,476	982,178	(8,735)	973,443
– stage 1		473,248	232,695	187,698	5,230	—	898,871	(1,284)	897,587
– stage 2		3,541	15,037	37,514	12,683	—	68,775	(2,005)	66,770
– stage 3		—	—	—	—	14,218	14,218	(5,320)	8,898
– POCI		—	—	30	26	258	314	(126)	188
Loans and advances to banks at amortised cost		71,844	8,350	3,701	28	16	83,939	(15)	83,924
– stage 1		71,791	8,188	3,596	13	—	83,588	(11)	83,577
– stage 2		53	162	105	15	—	335	(2)	333
– stage 3		—	—	—	—	16	16	(2)	14
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		561,643	28,126	23,026	254	80	613,129	(56)	613,073
– stage 1		561,611	27,737	22,080	96	—	611,524	(27)	611,497
– stage 2		32	389	946	158	—	1,525	(4)	1,521
– stage 3		—	—	—	—	79	79	(25)	54
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		302,478	141,520	73,771	4,622	624	523,015	(319)	522,696
– stage 1		300,681	137,817	64,643	1,019	—	504,160	(119)	504,041
– stage 2		1,797	3,703	9,128	3,603	—	18,231	(134)	18,097
– stage 3		—	—	—	—	613	613	(66)	547
– POCI		—	—	—	—	11	11	—	11
Financial guarantees and similar contracts		35,579	30,601	21,773	2,369	781	91,103	(205)	90,898
– stage 1		35,067	28,271	17,319	529	—	81,186	(48)	81,138
– stage 2		512	2,330	4,454	1,840	—	9,136	(62)	9,074
– stage 3		—	—	—	—	762	762	(95)	667
– POCI		—	—	—	—	19	19	—	19
At 30 Jun 2018		1,448,333	456,329	347,513	25,212	15,977	2,293,364	(9,330)	2,284,034

Debt instruments at FVOCI	7
Stage 1		296,478	13,483	9,572	2,401	—	321,934	(34)	321,900
Stage 2		110	297	105	832	—	1,344	(107)	1,237
Stage 3		—	—	—	—	51	51	(11)	40
POCI		—	—	—	—	22	22	—	22
At 30 Jun 2018		296,588	13,780	9,677	3,233	73	323,351	(152)	323,199
For footnote, see page 74.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit- impaired	Total	Allowance for ECL	Net
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		479,067	227,146	220,089	17,922	14,856	959,080	(9,343)	949,737
– stage 1		475,881	211,084	180,002	4,599	—	871,566	(1,309)	870,257
– stage 2		3,186	16,062	40,087	13,323	—	72,658	(2,201)	70,457
– stage 3		—	—	—	—	13,882	13,882	(5,591)	8,291
– POCI		—	—	—	—	974	974	(242)	732
Loans and advances to banks at amortised cost		70,959	7,692	3,890	26	15	82,582	(23)	82,559
– stage 1		70,024	7,351	3,642	10	—	81,027	(17)	81,010
– stage 2		935	341	248	16	—	1,540	(4)	1,536
– stage 3		—	—	—	—	15	15	(2)	13
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		469,898	47,347	39,595	862	162	557,864	(114)	557,750
– stage 1		469,691	47,019	38,929	546	—	556,185	(28)	556,157
– stage 2		207	328	666	316	—	1,517	(4)	1,513
– stage 3		—	—	—	—	155	155	(82)	73
– POCI		—	—	—	—	7	7	—	7
Loan and other credit-related commitments		297,683	121,508	74,694	6,431	1,045	501,361	(376)	500,985
– stage 1		294,958	115,008	64,429	1,591	—	475,986	(126)	475,860
– stage 2		2,725	6,500	10,265	4,840	—	24,330	(183)	24,147
– stage 3		—	—	—	—	999	999	(67)	932
– POCI		—	—	—	—	46	46	—	46
Financial guarantees and similar contracts		35,537	27,084	23,366	2,948	447	89,382	(161)	89,221
– stage 1		33,558	25,009	18,095	1,259	—	77,921	(36)	77,885
– stage 2		1,979	2,075	5,271	1,689	—	11,014	(47)	10,967
– stage 3		—	—	—	—	413	413	(78)	335
– POCI		—	—	—	—	34	34	—	34
At 1 Jan 2018		1,353,144	430,777	361,634	28,189	16,525	2,190,269	(10,017)	2,180,252

Debt instruments at FVOCI	7
Stage 1		297,753	6,678	12,941	2,450	—	319,822	(28)	319,794
Stage 2		208	108	147	1,826	—	2,289	(142)	2,147
Stage 3		—	—	—	—	584	584	(14)	570
POCI		—	—	—	—	—	—	—	—
At 1 Jan 2018		297,961	6,786	13,088	4,276	584	322,695	(184)	322,511
For footnote, see page 74.
Loan impairment

Loan impairment charge to the income statement by industry sector
	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
Personal	103	143	53	8	240	547
– first lien residential mortgages	26	4	—	(11)	(18)	1
– other personal	77	139	53	19	258	546
Corporate and commercial	(69)	286	47	(102)	21	183
– manufacturing and international trade and services	65	231	34	(18)	8	320
– commercial real estate and other property-related	(92)	33	23	3	1	(32)
– other commercial	(42)	22	(10)	(87)	12	(105)
Financial	10	18	20	1	—	49
Total loan impairment charge for the half-year to 30 Jun 2017	44	447	120	(93)	261	779

Personal	37	100	39	24	212	412
– first lien residential mortgages	(20)	(5)	5	11	(9)	(18)
– other personal	57	105	34	13	221	430
Corporate and commercial	688	12	36	(61)	69	744
– manufacturing and international trade and services	249	5	61	36	51	402
– commercial real estate and other property-related	292	(12)	(27)	6	(1)	258
– other commercial	147	19	2	(103)	19	84
Financial	56	(1)	2	—	—	57
Total loan impairment charge for the half-year to 31 Dec 2017	781	111	77	(37)	281	1,213

Carrying amount of HSBC’s consolidated holdings of ABSs
	Trading	Available for sale	Held to maturity	Designated at fair value through profit or loss	Loans and receivables	Total	Of which held through consolidated SEs
	$m	$m	$m	$m	$m	$m	$m
Mortgage-related assets	1,767	14,221	13,965	—	1,762	31,715	1,826
– sub-prime residential	22	918	—	—	32	972	484
– US Alt-A residential	—	1,102	3	—	—	1,105	1,041
– US Government agency and sponsored enterprises: MBSs	331	11,750	13,962	—	—	26,043	—
– other residential	814	181	—	—	1,595	2,590	75
– commercial property	600	270	—	—	135	1,005	226
Leveraged finance-related assets	128	373	—	—	45	546	283
Student loan-related assets	155	2,198	—	—	—	2,353	2,158
Other assets	1,266	731	—	2	3,553	5,552	428
At 31 Dec 2017	3,316	17,523	13,965	2	5,360	40,166	4,695

Movement in impairment allowances on loans and advances to customers and banks
	Half-year to 30 Jun 2017
	Banks individually assessed	Customers
		Individually assessed	Collectively assessed	Total
	$m	$m	$m	$m
At the beginning of the period	—	4,932	2,918	7,850
Amounts written off	—	(648)	(756)	(1,404)
Recoveries of loans and advances previously written off	—	63	223	286
Charge to income statement	—	270	509	779
Exchange and other movements	2	109	(59)	52
At the end of the period	2	4,726	2,835	7,563
Impairment allowances as a % of loans and advances	—	0.5%	0.3%	0.8%

	Half-year to 31 Dec 2017
At the beginning of the period	2	4,726	2,835	7,563
Amounts written off	—	(820)	(949)	(1,769)
Recoveries of loans and advances previously written off	—	56	302	358
Charge to income statement	—	844	369	1,213
Exchange and other movements	(2)	154	(33)	119
At the end of the period	—	4,960	2,524	7,484
Impairment allowances as a % of loans and advances	—	0.5%	0.3%	0.8%

Distribution of total financial instruments exposed to credit risk by credit quality
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub-standard
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	1,635,086	336,212	293,685	23,084	8,716	16,341	2,313,124	(7,532)	2,305,592
	%	%	%	%	%	%	%
	70.7	14.5	12.7	1.0	0.4	0.7	100.0

Distribution of loans and advances held at amortised cost by credit quality
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satis-factory	Sub-standard
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	580,934	231,369	208,306	16,153	8,609	15,470	1,060,841	(7,484)	1,053,357
Loans and advances to customers	503,759	222,343	204,162	16,114	8,600	15,470	970,448	(7,484)	962,964
– personal	324,960	26,612	14,549	780	4,658	4,922	376,481	(1,719)	374,762
– corporate and commercial	140,382	176,745	176,661	14,784	3,422	10,254	522,248	(5,494)	516,754
– non-bank financial institutions	38,417	18,986	12,952	550	520	294	71,719	(271)	71,448
Loans and advances to banks	77,175	9,026	4,144	39	9	—	90,393	—	90,393